Taxes - Additional Information (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of estimate of realization and present value of net deferred taxes [abstract]
Social contribution tax rate	20.00%	15.00%
Unrecorded deferred tax assets	R$ 0	R$ 0